RESTRICTED CASH	12 Months Ended
Jun. 30, 2019
RESTRICTED CASH
RESTRICTED CASH

NOTE 5 -             RESTRICTED CASH

Restricted cash represents cash deposited with banks for Jinshang Leasing’s bank loans for the capital lease business, in the amount of to $Nil and $4.5 million (Note 10) as of June 30, 2019 and 2018, respectively. The banks providing loans to the Company and to pledge a cash deposit of 10% of the loan amount to an time deposit account that is restricted from use. The deposit is released after the bank loan is paid off.